Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Funds for Institutions Series
Prospectus Date	rr_ProspectusDate	May 02, 2016
Supplement [Text Block]	ffis_SupplementTextBlock
FUNDS FOR INSTITUTIONS SERIES
BlackRock Premier Government Institutional Fund
(the “Fund”)

Supplement dated June 16, 2016 to the
Prospectus of the Fund, dated May 2, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC has contractually agreed to cap net expenses of the Fund. To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Additionally, effective as of September 1, 2016, the Fund is increasing its minimum initial investment amount. Accordingly, the Fund’s prospectus is amended as follows:

Effective as of July 1, 2016, the section of the prospectus entitled “Fund Overview — Key Facts About BlackRock Premier Government Institutional Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Premier Government Institutional Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee[1]	0.05%
Other Expenses	0.12%
Administration Fees	0.10%
Miscellaneous Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%
Fee Waivers and/or Expense Reimbursements[2]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.14%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Premier Government Institutional Fund and Premier Government Institutional Fund’s share of expenses of Master Premier Government Institutional Portfolio (“Premier Government Institutional Portfolio”) (formerly known as “Master Premier Institutional Portfolio”). The management fees are paid by Premier Government Institutional Portfolio.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 37, effective July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.14% through August 31, 2017 and the table reflects these waivers and/or reimbursements. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of Premier Government Institutional Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Government Institutional Fund	$14	$52	$93	$214

BlackRock Premier Government Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ffis_SupplementTextBlock
FUNDS FOR INSTITUTIONS SERIES
BlackRock Premier Government Institutional Fund
(the “Fund”)

Supplement dated June 16, 2016 to the
Prospectus of the Fund, dated May 2, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC has contractually agreed to cap net expenses of the Fund. To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Additionally, effective as of September 1, 2016, the Fund is increasing its minimum initial investment amount. Accordingly, the Fund’s prospectus is amended as follows:

Effective as of July 1, 2016, the section of the prospectus entitled “Fund Overview — Key Facts About BlackRock Premier Government Institutional Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Premier Government Institutional Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee[1]	0.05%
Other Expenses	0.12%
Administration Fees	0.10%
Miscellaneous Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%
Fee Waivers and/or Expense Reimbursements[2]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.14%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Premier Government Institutional Fund and Premier Government Institutional Fund’s share of expenses of Master Premier Government Institutional Portfolio (“Premier Government Institutional Portfolio”) (formerly known as “Master Premier Institutional Portfolio”). The management fees are paid by Premier Government Institutional Portfolio.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 37, effective July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.14% through August 31, 2017 and the table reflects these waivers and/or reimbursements. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of Premier Government Institutional Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Government Institutional Fund	$14	$52	$93	$214

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Premier Government Institutional Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of Premier Government Institutional Fund and Premier Government Institutional Fund’s share of expenses of Master Premier Government Institutional Portfolio (“Premier Government Institutional Portfolio”) (formerly known as “Master Premier Institutional Portfolio”). The management fees are paid by Premier Government Institutional Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BlackRock Premier Government Institutional Fund | BlackRock Premier Government Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.14%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 14
3 Years	rr_ExpenseExampleYear03	52
5 Years	rr_ExpenseExampleYear05	93
10 Years	rr_ExpenseExampleYear10	$ 214

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Premier Government Institutional Fund and Premier Government Institutional Fund’s share of expenses of Master Premier Government Institutional Portfolio (“Premier Government Institutional Portfolio”) (formerly known as “Master Premier Institutional Portfolio”). The management fees are paid by Premier Government Institutional Portfolio.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 37, effective July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.14% through August 31, 2017 and the table reflects these waivers and/or reimbursements. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of Premier Government Institutional Fund.